Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) shares
Units
Unvested, end of period	$ 4,658
Employee equity compensation
Units
Unvested, beginning of period | shares	0
Granted | shares	240,000
Unvested, end of period | shares	240,000
Unvested, beginning of period	$ 0
Granted	1,325
Unvested, end of period	$ 1,325
Non-Employee equity compensation
Units
Unvested, beginning of period | shares	0
Granted | shares	610,000
Unvested, end of period | shares	610,000
Unvested, beginning of period	$ 0
Granted	3,367
Unvested, end of period	$ 3,367